CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUES	$ 138,900,357	$ 136,104,867	$ 132,375,915
COST OF GOODS SOLD	116,541,972	115,585,803	117,721,799
GROSS PROFIT	22,358,385	20,519,064	14,654,116
Selling expenses	357,426	327,365	598,832
General and administrative expenses	6,155,316	5,263,914	6,002,121
Total Operating Expenses	6,512,742	5,591,279	6,600,953
INCOME FROM OPERATIONS	15,845,643	14,927,785	8,053,163
Financial expenses, net	(2,382,405)	(1,621,486)	(1,610,337)
Other income, net	297,438	208,071	147,108
INCOME BEFORE INCOME TAX	13,760,676	13,514,370	6,589,934
INCOME TAX	(1,533,794)	(2,129,387)	(691,556)
NET INCOME	12,226,882	11,384,983	5,898,378
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	1,137,712	1,005,530	553,067
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO.,LTD AND SUBSIDIARIES	11,089,170	10,379,453	5,345,311
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	(1,744,846)	(6,272,303)	6,606,207
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,744,846)	(6,272,303)	6,606,207
COMPREHENSIVE INCOME	$ 9,344,324	$ 4,107,150	$ 11,951,518
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.56	$ 0.52	$ 0.27
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,791,110	19,791,110	19,791,110